MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Disclosure of detailed information about property, plant and equipment

					Furniture,
	Mineral	Mineral			fixtures
	properties –	properties –	Plant and	Land and	and	Right-of-use
	depletable	non depletable	equipment	buildings	equipment	assets	Total
Cost
Balance, January 1, 2020	$58,237	$43,186	$83,335	$22,548	$5,636	$22,685	$235,627
Additions	32,754	—	3,499	5,692	3	890	42,838
Change in remediation provision	3,546	—	(342)	—	—	—	3,204
Foreign exchange translation difference	(6,375)	(9,317)	(10,411)	(4,443)	(132)	(4,670)	(35,348)
Balance, December 31, 2020	$88,162	$33,869	$76,081	$23,797	$5,507	$18,905	$246,321

Accumulated depreciation
Balance, January 1, 2020	$38,964	$—	$44,769	$5,726	$4,549	$7,809	$101,817
Amortization and depletion	15,790	—	15,435	4,508	430	4,881	41,044
Foreign exchange translation difference	(1,129)	—	(3,286)	(891)	(46)	(1,747)	(7,099)
Balance, December 31, 2020	$53,625	$—	$56,918	$9,343	$4,933	$10,943	$135,762

Carrying value, December 31, 2020	$34,537	$33,869	$19,163	$14,454	$574	$7,962	$110,559

Cost
Balance, January 1, 2019	$36,066	$—	$35,184	$2,573	$4,987	$1,150	$79,960
Acquisition of Beadell	3,676	46,608	46,726	16,145	500	18,397	132,052
Additions	16,346	—	4,401	4,940	223	4,498	30,408
Change in remediation provision	2,996	—	30	—	—	—	3,026
Disposals	—	—	(185)	(3)	(44)	(33)	(265)
Foreign exchange translation difference	(847)	(3,422)	(2,281)	(1,107)	(30)	(1,327)	(9,554)
Balance, December 31, 2019	$58,237	$43,186	$83,335	$22,548	$5,636	$22,685	$235,627

Accumulated depreciation
Balance, January 1, 2019	$32,051	$—	$27,593	$1,653	$4,121	$—	$65,418
Amortization and depletion	6,820	—	17,434	4,095	464	7,878	36,691
Disposals	—	—	(185)	—	(41)	(6)	(232)
Foreign exchange translation difference	93	—	(73)	(22)	5	(63)	(60)
Balance, December 31, 2019	$38,964	$—	$44,769	$5,726	$4,549	$7,809	$101,817

Carrying value, December 31, 2019	$19,273	$43,186	$38,566	$16,822	$1,087	$14,876	$133,810

Schedule of Lease liability

i)     Right-of-use assets

	Mining	Power		Office &	Land
	equipment	generators	Vehicles	Communication	easements	Total
Balance, January 1, 2020	$7,376	$5,035	$1,095	$658	$712	$14,876
Additions	801	—	—	89	—	890
Amortization and depletion	(2,663)	(1,437)	(378)	(266)	(137)	(4,881)
Foreign exchange translation difference	(1,589)	(1,090)	(241)	(3)	—	(2,923)
Balance, December 31, 2020	$3,925	$2,508	$476	$478	$575	$7,962

	Mining	Power		Office &	Land
	equipment	generators	Vehicles	Communication	easements	Total
Balance, January 1, 2019	$—	$—	$—	$881	$269	$1,150
Acquisition of Beadell	8,402	7,732	1,923	340	—	18,397
Additions	3,853	57	—	—	588	4,498
Disposals	—	—	—	(27)	—	(27)
Amortization and depletion	(4,244)	(2,264)	(707)	(518)	(145)	(7,878)
Foreign exchange translation difference	(635)	(490)	(121)	(18)	—	(1,264)
Balance, December 31, 2019	$7,376	$5,035	$1,095	$658	$712	$14,876

ii)     Lease liabilities

	December 31,	December 31,
	2020	2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	$5,855	$6,707
One to five years	5,475	12,558
More than five years	98	123
Total undiscounted lease liabilities	11,428	19,388
Lease liabilities in the Consolidated Statement of Financial Position	11,221	17,986
Current (note 12 (a))	5,296	5,499
Non-current (note 12 (b))	$5,925	$12,487

iii)     Amount recognized in the Consolidated Statements of Comprehensive Income

	2020	2019
Interest on lease liabilities	$1,332	$1,564
Variable lease payments not included in the measurement of lease liabilities	49,723	43,889
Expenses relating to short-term leases	15,564	12,953
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	11	13